Summary of Effect of Change in Foreign Exchange Rate (Details) - Number	3 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019
Basis Of Preparation
Quarterly average exchange rate	5.59	5.23	5.29	5.48	5.39	5.38	5.39	4.47	4.12	3.97	3.92	3.77
Period-end exchange rate	5.58	5.44	5.00	5.70	5.20	5.64	5.48	5.20	4.03	4.16	3.83	3.90